Employee Benefits - Schedule of Relative Size of Plan Obligation and Assets (Detail)		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
SPP [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		71.00%	72.00%
Percentage of total plan assets		73.00%	74.00%
Percentage of total benefit expense	[1]	71.00%	74.00%
Other Pension Plans [Member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		15.00%	15.00%
Percentage of total plan assets		11.00%	11.00%
Percentage of total benefit expense	[1]	26.00%	25.00%
Pension plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		14.00%	13.00%
Percentage of total plan assets		16.00%	15.00%
Percentage of total benefit expense	[1]	3.00%	1.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		48.00%	52.00%
Percentage of total plan assets		0.00%	0.00%
Percentage of total benefit expense	[1]	42.00%	31.00%
Other benefit plans [member] | International [member]
Disclosure of defined benefit plans [line items]
Percentage of total benefit obligations		52.00%	48.00%
Percentage of total plan assets		100.00%	100.00%
Percentage of total benefit expense	[1]	58.00%	69.00%

[1]	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.